Schedule of trade and other payables (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Trade And Other Payables
Trade payable- third parties	$ 1,617,002	$ 2,056,665	$ 829,324
Accruals	1,131,435	1,439,072	1,074,868
GST payables	219,858	279,638	391,330
Other payables third parties	2,200,967	2,799,410	280,427
Total	$ 5,169,262	$ 6,574,785	$ 2,575,949